Mine standby costs	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Mine standby costs	32. Mine standby costs

	December 31, 2024	December 31, 2023

Stratoni	$6,836	$11,507
Other mine standby costs	4,433	4,599
	$11,269	$16,106